As filed with the U.S. Securities and Exchange Commission on August 10, 2015

File Nos. 811- 22790

333-186042

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 8	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒
(Check appropriate box or boxes)

DOUBLELINE EQUITY FUNDS

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell

President

DoubleLine Equity Funds

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(a)(1).
☐	60 days after filing pursuant to Rule 485 (a)(1).
☐	75 days after filing pursuant to Rule 485 (a)(2).
☐	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 8 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 11 on Form N-1A filed on July 29, 2015. This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and the State of California on the 10th day of August, 2015.

DoubleLine Equity Funds

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Name	Capacity	Date

	/s/ Ronald R. Redell Ronald R. Redell	President	August 10, 2015

	/s/ Susan Nichols Susan Nichols	Treasurer and Principal Financial and Accounting Officer	August 10, 2015

	/s/ Jeffrey E. Gundlach* Jeffrey E. Gundlach	Trustee	August 10, 2015

	/s/ R. Brendt Stallings* R. Brendt Stallings	Trustee	August 10, 2015

	/s/ Joseph J. Ciprari* Joseph J. Ciprari	Trustee	August 10, 2015

	/s/ John C. Salter* John C. Salter	Trustee	August 10, 2015

	/s/ Raymond B. Woolson* Raymond B. Woolson	Trustee	August 10, 2015

*By:	/s/ Louis C. Lucido
Louis C. Lucido Attorney-In-Fact Date: August 10, 2015

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE